CONTINGENCIES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Oct. 31, 2015	Jul. 28, 2015
Gain Contingencies [Line Items]
Rate of Countervalling Duties		18.85%	11.19%
Duty Imposed Rate On Total Sales		4.00%
Litigation Settlement, Expense	$ 15,000
Loss Contingency, Damages Paid, Value	185,000
Litigation One [Member]
Gain Contingencies [Line Items]
Loss Contingency, Damages Sought, Value	100,000,000
Litigation Two [Member]
Gain Contingencies [Line Items]
Loss Contingency, Damages Sought, Value	$ 2,000,000